Average Annual Total Returns{- Fidelity Series Large Cap Value Index Fund} - 01.31 Fidelity Series Large Cap Value Index Fund Series PRO-11 - Fidelity Series Large Cap Value Index Fund	Fidelity Series Large Cap Value Index Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Value Index Fund Return Before Taxes Past 5 years	Fidelity Series Large Cap Value Index Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Past 5 years	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Past 5 years	RS005 Since Inception
Total	25.19%	11.21%	10.53%	[1]	23.01%	9.78%	9.19%	[1]	15.70%	8.52%	8.13%	[1]	25.16%	11.16%	10.75%	[1]

[1]	(a)From November 7, 2013